Related Party Transactions - Additional Information (Details) - USD ($)							1 Months Ended	3 Months Ended	9 Months Ended
	Aug. 06, 2021	Jul. 28, 2021	Jan. 19, 2021	Jan. 11, 2021	Oct. 27, 2020	Oct. 23, 2020	Oct. 31, 2020	Dec. 31, 2020	Sep. 30, 2021
Related Party Transaction [Line Items]
Issuance of common stock, shares							10,000	7,500
Share holding period upon closing of business combination									1 year
Common stock price per share								$ 12.00	$ 12.00
Number of trading days								20 days	20 days
Number of consecutive trading days								30 days	30 days
Minimum share holding period upon closing of business combination								150 days	150 days
Related party transaction for offering and operating costs									$ 18,773
Repayments to sponsor								$ 25,000
Exercise price per warrant								$ 1.00	$ 1.00
Promissory note - related party								$ 150,000	$ 150,000
Working capital loans outstanding								0
Subsequent Event [Member]
Related Party Transaction [Line Items]
Common stock dividend, shares				1,150,000
Common stock, shares subject to forfeiture				900,000
Common stock, shares not subject to forfeiture			900,000	1,150,000
New Promissory Note
Related Party Transaction [Line Items]
Working capital loans outstanding									150,000
Maximum
Related Party Transaction [Line Items]
Warrants issuable on notes conversion upon completion of business combination								$ 2,000,000	2,000,000
Sponsor
Related Party Transaction [Line Items]
Common stock, shares not subject to forfeiture								900,000
Related party transaction, total payments under agreement									$ 90,000
Sponsor | Promissory Note
Related Party Transaction [Line Items]
Aggregate principal amount						$ 150,000
Debt instrument, payment terms								The Promissory Note is non-interest bearing and payable on the earlier of (i) June 30, 2021, (ii) the consummation of the IPO, (iii) the abandonment of the IPO and (iv) an Event of Default as defined in the Promissory Note.	The Promissory Note was non-interest bearing and payable on the earlier of (i) June 30, 2021, (ii) the consummation of the IPO, (iii) the abandonment of the IPO and (iv) an Event of Default (as defined in the Promissory Note)
Debt instrument, maturity date						Jun. 30, 2021
Promissory note - related party								$ 150,000	$ 0
Repayments to sponsor		$ 150,000
Sponsor | New Promissory Note
Related Party Transaction [Line Items]
Aggregate principal amount	$ 300,000
Debt instrument, maturity date	Jan. 14, 2023
Exercise price per warrant	$ 1.00
Promissory note - related party									$ 150,000
Sponsor | Maximum
Related Party Transaction [Line Items]
Related party transaction, administrative service fee per month				$ 10,000
Sponsor | Maximum | Subsequent Event [Member]
Related Party Transaction [Line Items]
Related party transaction, administrative service fee per month				$ 10,000
Founder Shares
Related Party Transaction [Line Items]
Issuance of common stock, shares				6,900,000			5,750,000	5,750,000
Common stock dividend, shares				1,150,000
Ownership percentage of initial stockholders				20.00%
Common stock, shares not subject to forfeiture			900,000
Founder Shares | Subsequent Event [Member]
Related Party Transaction [Line Items]
Issuance of common stock, shares				6,900,000
Common stock dividend, shares				1,150,000
Ownership percentage of initial stockholders				20.00%
Common stock, shares not subject to forfeiture			900,000
Founder Shares | Sponsor
Related Party Transaction [Line Items]
Related party offering costs							$ 25,000
Issuance of common stock, shares							5,750,000
Founder Shares | Sponsor | Maximum | Subsequent Event [Member]
Related Party Transaction [Line Items]
Common stock, shares subject to forfeiture				900,000
Founder Shares | Independent Directors
Related Party Transaction [Line Items]
Issuance of common stock, shares					10,000
Founder Shares | Industry Advisors
Related Party Transaction [Line Items]
Issuance of common stock, shares					7,500
Founder Shares | Advisor | Maximum
Related Party Transaction [Line Items]
Common stock, shares subject to forfeiture				900,000